Label	Element	Value
Amplify Samsung SOFR ETF | SOF REPO 10/07/2025 4.22% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	29.10%
Amplify Samsung SOFR ETF | SOF REPO 10/01/2025 4.30% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	21.90%
Amplify Samsung SOFR ETF | SOF REPO 10/01/2025 4.27% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	21.80%
Amplify Samsung SOFR ETF | SOF REPO 10/01/2025 4.27% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	18.20%
Amplify Samsung SOFR ETF | Brookfield Corporate Treasury Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.10%
Amplify Samsung SOFR ETF | Invesco Government & Agency Portfolio - Class Institutional [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%